Pension Benefits - Summary of principal assumptions used for the purposes of the actuarial valuations (Detail) - Pension defined benefit plans [member] - $ / t	4 Months Ended	8 Months Ended	12 Months Ended
	Jul. 31, 2022 [1]	Mar. 31, 2023 [2]	Mar. 31, 2022
Disclosure In Tabular Form Of Acturial Assumptons For Pension Plans [Line Items]
Defined obligation and past service cost	4.25%	4.73%	3.28%
Net interest cost	3.86%	4.50%	2.53%
Current service cost	4.35%	4.85%	3.55%
Interest cost on current service cost	4.18%	4.71%	3.13%
Discount rate for determination of defined benefit obligation	4.98%	4.98%	4.16%
Ultimate rate of compensation increase	2.00%	2.00%	2.00%
Mortality	105	105	105

[1]	Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of April 1, 2022 to July 31, 2022
[2]	Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of August 1, 2022 to March 31, 2023 and past service cost as of August 1, 2022